Vanguard Capital Value Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)
Communication Services (9.8%)
	Comcast Corp. Class A	544,789	21,236
*	T-Mobile US Inc.	203,666	21,212
*	Alphabet Inc. Class A	5,265	7,466
	Verizon Communications Inc.	119,966	6,614
*	Electronic Arts Inc.	42,206	5,573
*,^	Match Group Inc.	45,223	4,841
			66,942
Consumer Discretionary (9.6%)
	Carter's Inc.	166,408	13,429
*	Dollar Tree Inc.	126,109	11,688
	General Motors Co.	397,318	10,052
	VF Corp.	157,747	9,613
	Compass Group plc	407,623	5,608
	Las Vegas Sands Corp.	122,435	5,576
	Expedia Group Inc.	61,156	5,027
	Steven Madden Ltd.	175,948	4,344
			65,337
Consumer Staples (8.5%)
	Philip Morris International Inc.	244,486	17,129
	Keurig Dr Pepper	479,177	13,609
	Sysco Corp.	224,933	12,295
	Tyson Foods Inc. Class A	151,570	9,050
	Archer-Daniels-Midland Co.	151,153	6,031
			58,114
Energy (3.7%)
	Canadian Natural Resources Ltd.	471,678	8,221
	Concho Resources Inc.	113,775	5,859
	Diamondback Energy Inc.	120,156	5,025
	Halliburton Co.	223,018	2,895
	Tenaris SA ADR	223,584	2,891
			24,891
Financials (16.4%)
	Raymond James Financial Inc.	194,761	13,405
	MetLife Inc.	334,872	12,230
	Bank of America Corp.	432,729	10,277
	TD Ameritrade Holding Corp.	275,972	10,040
*	Athene Holding Ltd. Class A	260,793	8,134
	Chubb Ltd.	61,025	7,727
	Charles Schwab Corp.	214,330	7,232
	CNO Financial Group Inc.	426,690	6,644
	Voya Financial Inc.	140,067	6,534
	Zions Bancorp NA	173,034	5,883
	Bank OZK	230,919	5,420

	SLM Corp.	692,625	4,869
	Equitable Holdings Inc.	237,449	4,580
	London Stock Exchange Group plc	37,690	3,920
	Unum Group	185,497	3,077
	Atlantic Union Bankshares Corp.	98,613	2,284
			112,256
Health Care (10.4%)
	CVS Health Corp.	294,649	19,143
*	Centene Corp.	204,414	12,990
	Dentsply Sirona Inc.	244,253	10,762
	Medtronic plc	76,168	6,984
	AstraZeneca plc ADR	104,346	5,519
	Anthem Inc.	17,974	4,727
	Bristol-Myers Squibb Co.	69,774	4,103
	Eli Lilly and Co.	20,805	3,416
*	Regeneron Pharmaceuticals Inc.	5,456	3,403
			71,047
Industrials (7.6%)
	Westinghouse Air Brake Technologies Corp.	180,905	10,415
	Raytheon Technologies Corp.	119,347	7,354
*	Middleby Corp.	87,788	6,930
	Southwest Airlines Co.	185,677	6,346
	Sanwa Holdings Corp.	641,300	5,763
	A O Smith Corp.	103,165	4,861
	Pentair plc	105,512	4,008
	Herman Miller Inc.	133,060	3,142
*	Airbus SE	41,583	2,980
			51,799
Information Technology (16.7%)
	Intel Corp.	269,508	16,125
	Cisco Systems Inc.	272,730	12,720
*	Lumentum Holdings Inc.	123,391	10,048
	Broadcom Inc.	30,976	9,776
	Samsung Electronics Co. Ltd.	192,812	8,535
	Genpact Ltd.	218,377	7,975
	KLA Corp.	39,214	7,627
*	FleetCor Technologies Inc.	30,124	7,577
*	VMware Inc. Class A	48,626	7,530
	Amdocs Ltd.	95,733	5,828
*	Micron Technology Inc.	109,587	5,646
*	Coherent Inc.	42,125	5,518
	Global Payments Inc.	31,089	5,273
	Western Digital Corp.	86,696	3,828
*	Qorvo Inc.	1	—
			114,006
Materials (3.7%)
	Reliance Steel & Aluminum Co.	100,693	9,559
	Celanese Corp. Class A	85,220	7,358
	CRH plc	160,697	5,514
	Nutrien Ltd.	90,161	2,897
			25,328
Other (0.1%)
*,§,1 Allstar Co-Invest LLC Private Placement		NA	642

Real Estate (7.5%)
Americold Realty Trust			328,955	11,941
VICI Properties Inc.			527,481	10,650
Prologis Inc.			84,039	7,843
Digital Realty Trust Inc.			50,886	7,232
Equinix Inc.			8,729	6,130
Camden Property Trust			57,933	5,285
American Tower Corp.			8,177	2,114
				51,195
Utilities (5.3%)
Exelon Corp.			351,716	12,764
* Iberdrola SA			664,159	7,753
Duke Energy Corp.			72,867	5,821
Consolidated Edison Inc.			73,288	5,272
Pinnacle West Capital Corp.			62,313	4,567
				36,177
Total Common Stocks (Cost $675,160)				677,734
	Coupon
Temporary Cash Investment (1.6%)
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund	0.227%		52,440	5,244
		Maturity	Face Amount
		Date	($000)
Repurchase Agreement (0.8%)
RBS Securities, Inc.
(Dated 6/30/20, Repurchase Value
$5,600,000, collateralized by U.S. Treasury
Note/Bond 0.250%, 7/15/29, with a value of
$5,712,000)	0.070%	7/1/20	5,600	5,600
Total Temporary Cash Investments (Cost $10,839)				10,844
Total Investments (100.9%) (Cost $685,999)				688,578
Other Assets and Liabilities -Net (-0.9%)				(5,898)
Net Assets (100%)				682,680
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-deals. The total value of securities on loan is $5,353,000.
§ Security value determined using significant unobservable inputs.
1 Restricted security represents 0.1% of net assets. Shares not applicable for this private placement. See
Restricted Security table for additional information.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $5,462,000 was received for securities on loan, of which $5,238,000 is held in Vanguard Market
Liquidity Fund and $224,000 is held in cash.
ADR—American Depositary Receipt.

Restricted Securities as of Period End

		Acquisition Cost
Security Name	Acquisition Date	($000)
Allstar Co-Invest LLC Private Placement	August 2011	459

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	637,019	40,073	642	677,734
Temporary Cash Investments	5,244	5,600	—	10,844
Total	642,263	45,673	642	688,578